245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 30, 2024

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Variable Insurance Products Fund (the trust): File Nos. 002-75010 and 811-03329

Equity-Income Portfolio

Floating Rate High Income Portfolio

Growth Portfolio

High Income Portfolio

Overseas Portfolio

Stock Selector All Cap Portfolio

Value Portfolio

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Margaret Carey

Margaret Carey

Secretary of the Trust